PREPAYMENT AND OTHER ASSETS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid to rig equipment		$ 550,000
Accounts Receivable, Allowance for Credit Loss	$ 0	$ 59,604